Tax (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of components of income tax

	2023	2022	2021
	£m	£m	£m
Current tax charge/(credit)
Current year	1,359	1,045	1,417
Adjustments in respect of prior years	(181)	(444)	317
	1,178	601	1,734
Deferred tax (credit)/charge
Current year	(95)	235	(352)
Adjustments in respect of prior years	151	203	(244)
	56	438	(596)
Tax charge	1,234	1,039	1,138

Disclosure of reconciliation between the actual tax charge and the corporate tax rate	The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard
UK corporation tax rate to the Group’s profit before tax.

	2023	2023	2022	2022	2021	2021
	£m	%	£m	%	£m	%
Profit before tax	6,557		7,012		8,194
Tax charge based on the applicable UK corporation tax rate of 23.5% (2022: 19%; 2021: 19% )	1,541	23.5%	1,332	19.0%	1,557	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23.6% (2022: 21.4%; 2021: 22.4% ))	4	0.1%	167	2.4%	277	3.4%

Recurring items:
Non-creditable taxes including withholding taxes	130	2.0%	126	1.8%	134	1.6%
Non-deductible expenses	65	1.0%	51	0.7%	80	1.0%
Impact of UK bank levy being non-deductible	42	0.6%	33	0.5%	32	0.4%
Banking surcharge[1] and other items	31	0.5%	101	1.4%	83	1.0%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	14	0.2%	17	0.2%	25	0.3%
Tax adjustments in respect of share-based payments	4	0.1%	13	0.2%	(5)	(0.1%)
Adjustments in respect of prior years	(30)	(0.5%)	(241)	(3.4%)	73	0.9%
Changes in recognition of deferred tax and effect of unrecognised tax losses	(58)	(0.9%)	(146)	(2.1%)	(140)	(1.7%)
Non-taxable gains and income	(65)	(1.0%)	(135)	(1.9%)	(198)	(2.4%)
Tax relief on holdings of inflation-linked government bonds	(214)	(3.3%)	(556)	(7.9%)	(169)	(2.1%)
Tax relief on payments made under AT1 instruments	(222)	(3.4%)	(172)	(2.4%)	(149)	(1.8%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	—	—	346	4.9%	(462)	(5.6%)
Non-deductible provisions for investigations and litigation	—	—	93	1.3%	—	—
Non-deductible provisions for UK customer redress	(8)	(0.1%)	10	0.1%	—	—
Total tax charge	1,234	18.8%	1,039	14.8%	1,138	13.9%
Note
1Banking surcharge includes the impact of the 4.25% UK banking surcharge rate on profits/losses and tax adjustments relating to UK banking entities.

Disclosure of deferred tax assets and liabilities	The deferred tax amounts on the balance sheet were as follows:

	2023	2022
	£m	£m
UK Tax Group	4,081	4,925
US Intermediate Holding Company Tax Group ('IHC Tax Group')	973	1,094
Barclays Bank PLC's US Branch Tax Group	386	482
Other (outside the UK and US tax groups)	520	490
Deferred tax asset	5,960	6,991
Deferred tax liability	(22)	(16)
Net deferred tax	5,938	6,975

Disclosure of movements on deferred tax assets and liabilities during the year before offsetting

	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Own Credit	Share-based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	1,296	675	2,875	40	702	—	433	1,280	1,646	8,947
Liabilities	(77)	—	—	(1,315)	—	(190)	—	(390)	—	(1,972)
As at 1 January 2023	1,219	675	2,875	(1,275)	702	(190)	433	890	1,646	6,975
Income statement	(63)	(26)	—	(26)	(43)	—	43	(46)	105	(56)
Other comprehensive income and reserves	—	(78)	(1,398)	327	—	273	(14)	—	—	(890)
Other movements	(3)	—	—	(2)	(31)	2	(13)	(41)	(3)	(91)
	1,153	571	1,477	(976)	628	85	449	803	1,748	5,938
Assets	1,277	571	1,477	38	628	85	449	1,146	1,748	7,419
Liabilities	(124)	—	—	(1,014)	—	—	—	(343)	—	(1,481)
As at 31 December 2023	1,153	571	1,477	(976)	628	85	449	803	1,748	5,938

Assets	1,647	155	521	40	693	426	414	1,248	1,220	6,364
Liabilities	(42)	—	—	(1,674)	—	—	—	(66)	—	(1,782)
As at 1 January 2022	1,605	155	521	(1,634)	693	426	414	1,182	1,220	4,582
Income statement	(458)	(6)	—	(3)	(11)	—	14	(400)	426	(438)
Other comprehensive income and reserves	—	523	2,354	357	—	(616)	(17)	—	—	2,601
Other movements	72	3	—	5	20	—	22	108	—	230
	1,219	675	2,875	(1,275)	702	(190)	433	890	1,646	6,975
Assets	1,296	675	2,875	40	702	—	433	1,280	1,646	8,947
Liabilities	(77)	—	—	(1,315)	—	(190)	—	(390)	—	(1,972)
As at 31 December 2022	1,219	675	2,875	(1,275)	702	(190)	433	890	1,646	6,975